BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES - Due from related parties (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due from related parties	₺ 1,718	₺ 3,588
Doan D Ticaret ve Mmessillik A.. ("Doan D Ticaret")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due from related parties	1,351	2,993
D Elektronik Sans Oyunlar ve Yaynclk A.S. (Nesine)
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due from related parties	136	292
Doan Burda Dergi Yaynclk ve Pazarlama A.. ("Doan Burda")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due from related parties	134	197
Other related parties
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due from related parties	₺ 97	₺ 106